SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

20 - SUBSEQUENT EVENTS

The Company evaluated subsequent events from July 1, 2022 through January 20, 2023, which is the date the consolidated financial statements are issued, and concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements other than as disclosed below.

●	Plan of Merger with Fuwei Film (Holdings) Co., Ltd.

In July 2022, the Board of Directors of the Company approved that the Company enter into an agreement and plan of merger with Fuwei Film (Holdings) Co., Ltd. (“FFHL”), pursuant to which the Company will merge with a wholly-owned subsidiary of FFHL, with the Company being the surviving entity (the “Merger”), and the issued and outstanding share capital of the Company will be cancelled in exchange for newly issued shares of FFHL. The Merger was consummated on December 23, 2022. Immediately after the Merger, the securities issued and outstanding of FFHL included: (i) 29,201,849 class A ordinary shares, (ii) 54,583,957 class B ordinary shares, and (iii) warrants to subscribe for 17,964,879 class A ordinary shares. The warrants were issued by FFHL to certain preferred shareholders in lieu of the execution of the automatic conversion of certain preferred shares previously issued by the Company due to the Company’s need to complete necessary administrative registration required under Chinese regulations of outbound direct investments (“ODI”) for these shareholders to hold equity interest in FFHL.

●	Disposal of VIE’s Subsidiary

In September 2022, the Company completed the disposal of 100% equity interest of Wuhan BaiJiaYun with a cash consideration of $279,581 (RMB1,800,000). Upon closing, the Company no longer has any involvement in the operation of Wuhan BaiJiaYun. The disposal of this subsidiary did not represent a strategic shift that had a major effect on the Company’s operations and financial results.

●	Change of WFOE

On January 2, 2023, BaiJiaYun WFOE, the Company’s subsidiary, terminated its VIE Agreements with BaiJiaYun VIE and the shareholders of BaiJiaYun VIE. As a result, BaiJiaYun WFOE will no longer exercise effective control over, or receive substantially all of economics benefits of the VIE and its subsidiaries. On the same date, Zhejiang Baijiashilian Technology Co., Ltd. (“Zhejiang WFOE"), a wholly-owned subsidiary of the Company established in December 2022, entered into a series of agreements, including exclusive technical and consulting services agreement, powers of attorney, exclusive options agreements and equity interest pledge agreement (collectively referred as the “New VIE Agreements”) with BaiJiaYun VIE and the shareholders of BaiJiaYun VIE to provide Zhejiang WFOE with the power, rights and obligations equivalent in all material aspects to those it would possess as the sole equity holder of BaiJiaYun VIE, including absolute control rights and the rights to the management operations, assets, property and revenue of BaiJiaYun VIE. The purpose of the New VIE agreements is solely to give Zhejiang WFOE the controlling financial interest over BaiJiaYun VIE’s management and operations. The key terms of the New VIE Agreements are substantially similar to the VIE agreements signed with BaiJiaYun WFOE. The transaction of change of WFOE was under common control.

●	Issuance of Ordinary Shares

Subject to the Board of Directors resolution on August 15, 2022 and the Chairman resolution dated on August 16, 2022, the Company issued 31,283,756 ordinary shares of the Company to the existing shareholders of ordinary and preferred shares. The total number of ordinary shares outstanding, assuming all preferred shares has been converted to ordinary shares, will be 126,144,178 shares after the issuance. No cash or other consideration was paid for the issuance of the ordinary shares. 7,568,651 of the ordinary shares issued to one shareholder is subject to a repurchase provision, where the Company will repurchase the shares at nil consideration if the Company does not complete the qualified IPO within six months from resolution date.

●	Loans with Related Party

In July 2022, the Company borrowed $10,000,000 from Gangjiang Li. The borrowing is non-secured, interest free and due on December 31, 2022, and was repaid by the Company in full in December 2022.

In October 2022, the Company borrowed $5,000,000 from Gangjiang Li. The borrowing is non-secured, interest free and due on December 31, 2022 and was repaid by the Company in full in December 2022.